PROPERTY AND EQUIPMENT - Depreciation and Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6,117	$ 21,780	$ 13,135	$ 17,246